Janus Henderson Emerging Markets Fund

Schedule of Investments (Unaudited)

December 31, 2023

Shares		Value
Common Stocks– 94.9%
Automobiles – 4.2%
BYD Co Ltd	46,500	$1,276,812
Eicher Motors Ltd	21,167	1,054,042
		2,330,854
Banks – 14.5%
Bank Negara Indonesia Persero Tbk PT	2,382,700	831,894
BDO Unibank Inc	412,110	971,466
HDFC Bank Ltd	113,037	2,321,975
ICICI Bank Ltd	94,400	1,130,639
NU Holdings Ltd/Cayman Islands - Class A*	102,800	856,324
Saudi British Bank	98,509	987,770
Vietnam Technological & Commercial Joint Stock Bank*	658,400	863,671
		7,963,739
Beverages – 3.9%
Becle SAB de CV	489,070	958,379
Wuliangye Yibin Co Ltd	32,031	630,766
ZJLD Group Inc (144A)*	443,200	557,391
		2,146,536
Biotechnology – 3.4%
CANbridge Pharmaceuticals Inc*	597,481	75,754
Legend Biotech Corp (ADR)*	8,647	520,290
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd*	52,300	689,233
Zai Lab Ltd*	207,300	570,804
		1,856,081
Capital Markets – 1.9%
CITIC Securities Co Ltd	516,000	1,053,385
Chemicals – 0.8%
Fertiglobe PLC	544,219	440,105
Communications Equipment – 1.2%
Accton Technology Corp	39,000	664,722
Diversified Consumer Services – 0.8%
Fu Shou Yuan International Group Ltd	681,000	462,245
Diversified Financial Services – 0.8%
One 97 Communications Ltd*	55,140	421,094
Diversified Telecommunication Services – 2.4%
Telekomunikasi Indonesia Persero Tbk PT	5,079,000	1,303,154
Electrical Equipment – 1.9%
Contemporary Amperex Technology Co Ltd - Class A	30,992	710,131
KEI Industries Ltd	9,277	362,284
		1,072,415
Electronic Equipment, Instruments & Components – 0.9%
E Ink Holdings Inc	78,000	500,766
Food & Staples Retailing – 5.2%
BGF retail Co Ltd*	7,569	771,771
Wal-Mart de Mexico SAB de CV	491,950	2,073,793
		2,845,564
Health Care Equipment & Supplies – 1.7%
Angelalign Technology Inc (144A)	55,400	401,228
Shenzhen Mindray Bio-Medical Electronics Co Ltd - Class A	13,259	540,774
		942,002
Health Care Providers & Services – 2.1%
New Horizon Health Ltd (144A)*	393,000	1,165,179
Hotels, Restaurants & Leisure – 3.5%
H World Group Ltd	281,900	947,706
MakeMyTrip Ltd*	20,717	973,285
		1,920,991
Information Technology Services – 2.2%
Globant SA*	2,617	622,794
Locaweb Servicos de Internet SA (144A)	473,610	586,173
		1,208,967
Insurance – 4.7%
AIA Group Ltd	198,200	1,727,352
HDFC Life Insurance Co Ltd (144A)	108,875	846,179
		2,573,531
Interactive Media & Services – 3.1%
Tencent Holdings Ltd	45,100	1,695,827
Life Sciences Tools & Services – 0.9%
Syngene International Ltd (144A)	58,976	497,168

Shares		Value
Common Stocks– (continued)
Machinery – 1.1%
Shenzhen Inovance Technology Co Ltd - Class A	66,224	$586,853
Metals & Mining – 0.1%
Merdeka Battery Materials Tbk PT*	1,687,258	61,375
Multiline Retail – 2.7%
Allegro.eu SA (144A)*	102,814	871,316
MercadoLibre Inc*	394	619,187
		1,490,503
Oil, Gas & Consumable Fuels – 1.7%
3R Petroleum Oleo e Gas SA*	169,340	916,463
Pharmaceuticals – 1.4%
Structure Therapeutics Inc (ADR)*	12,966	528,494
Zhaoke Ophthalmology Ltd (144A)*	516,500	261,286
		789,780
Road & Rail – 2.1%
Full Truck Alliance Co (ADR)*	167,546	1,174,497
Semiconductor & Semiconductor Equipment – 11.9%
SK Hynix Inc	8,485	932,381
StarPower Semiconductor Ltd - Class A	12,249	311,163
Taiwan Semiconductor Manufacturing Co Ltd	273,000	5,275,835
		6,519,379
Technology Hardware, Storage & Peripherals – 9.4%
Samsung Electronics Co Ltd	84,724	5,164,894
Textiles, Apparel & Luxury Goods – 0.6%
Kalyan Jewellers India Ltd	72,521	308,618
Transportation Infrastructure – 1.2%
International Container Terminal Services Inc	144,870	645,844
Wireless Telecommunication Services – 2.6%
Bharti Airtel Ltd	116,206	1,441,530
Total Common Stocks (cost $47,874,561)		52,164,061
Private Placements– 0.1%
Health Care Providers & Services – 0.1%
API Holdings Private Ltd*,¢,§((cost $550,876)	758,340	44,110
Investment Companies– 4.8%
Money Markets – 4.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $2,624,763)	2,624,238	2,624,763
Total Investments (total cost $51,050,200) – 99.8%		54,832,934
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		115,989
Net Assets – 100%		$54,948,923

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$13,111,034	23.9%
India	9,400,924	17.1
South Korea	6,869,046	12.5
Taiwan	6,441,323	11.8
United States	4,296,341	7.8
Mexico	3,032,172	5.5
Brazil	2,358,960	4.3
Indonesia	2,196,423	4.0
Hong Kong	1,727,352	3.2
Philippines	1,617,310	3.0
Saudi Arabia	987,770	1.8
Poland	871,316	1.6
Vietnam	863,671	1.6
Argentina	619,187	1.1
United Arab Emirates	440,105	0.8

Total	$54,832,934	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 4.8%
Money Markets - 4.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$27,861	$(4)	$(242)	$2,624,763

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 4.8%
Money Markets - 4.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	2,454,590	4,544,112	(4,373,693)	2,624,763

Notes to Schedule of Investments (Unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2023 is $5,185,920, which represents 9.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2023 is $44,110, which represents 0.1% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted Securities (as of December 31, 2023)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd	9/27/21	$550,876	$44,110	0.1%

The Fund has registration rights for certain restricted securities held as of December 31, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$52,164,061	$-	$-
Private Placements	-	-	44,110
Investment Companies	-	2,624,763	-
Total Assets	$52,164,061	$2,624,763	$44,110

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued based on transaction price or transaction price adjusted for current market conditions using a comparable index or cost. The value of level 3 investments will increase should the future transaction price increase.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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